Shareholder's Equity - Additional Information (Detail) In Billions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010	Aug. 31, 2005	Dec. 31, 2012 Preferred Stock USD ($)	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Issuance of Class B Ordinary shares upon conversion of all convertible preferred shares upon completion of IPO						16,648,877
Common stock, shares authorized	870,400,000	870,400,000	870,400,000	870,400,000			10,000,000	825,000,000	825,000,000	35,400,000	35,400,000
Par value per share (US$)	$ 0.00005		$ 0.00005				$ 0.00005	$ 0.00005		$ 0.00005
Number of votes per share								1		10
Transfer of Class B ordinary shares to Class A Ordinary shares	40,000	40,000	1,332	1,332	650,000
Common stock, shares outstanding								27,202,710	27,111,117	7,763,000	7,803,000
Minimum required percentage of each of the entity's PRC subsidiaries' after-tax profits to allocate to a general reserve fund	10.00%	10.00%
Maximum requirement of each of the entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory surplus fund	10.00%	10.00%
Maximum requirement of each of the entity's PRC VIEs' after-tax profits to be allocated to a statutory surplus fund as a percentage of each VIEs' registered capital	50.00%	50.00%
Amount of net assets of entity's PRC subsidiaries and VIEs restricted from being transferred to entity	$ 0.45	2.80		1.22